20. Regulatory Capital Requirements (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Company [Member]
Total capital to risk-weighted assets amount	$ 57,610	$ 54,447
Total capital to risk-weighted assets ratio	13.57%	13.66%
Common equity tier 1 capital to risk-weighted assets amount	$ 52,555
Common equity tier 1 capital to risk-weighted assets ratio	12.38%
Tier I capital to risk-weighted assets amount	$ 52,555	$ 49,071
Tier I capital to risk-weighted assets ratio	12.38%	12.31%
Tier I capital to average assets amount	$ 52,555	$ 49,071
Tier I capital to average assets ratio	9.01%	8.62%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 33,956	$ 31,897
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 19,100
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 25,467	$ 15,949
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00%	4.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 23,324	$ 22,768
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Bank [Member]
Total capital to risk-weighted assets amount	$ 57,056	$ 53,902
Total capital to risk-weighted assets ratio	13.46%	13.54%
Common equity tier 1 capital to risk-weighted assets amount	$ 52,000
Common equity tier 1 capital to risk-weighted assets ratio	12.27%
Tier I capital to risk-weighted assets amount	$ 52,000	$ 48,952
Tier I capital to risk-weighted assets ratio	12.27%	12.30%
Tier I capital to average assets amount	$ 52,000	$ 48,952
Tier I capital to average assets ratio	8.93%	8.61%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 33,906	$ 31,847
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 19,072
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 25,430	$ 15,924
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00%	4.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 23,301	$ 22,745
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 42,383	$ 39,809
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 27,549
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	6.50%
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 33,906	$ 23,886
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	8.00%	6.00%
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount	$ 29,126	$ 28,431
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	5.00%	5.00%